Nature of the business, Description (Details)					1 Months Ended	6 Months Ended
	May 31, 2019	May 22, 2019	Nov. 27, 2018	Mar. 09, 2018	Mar. 31, 2018	Jun. 30, 2019
Nature of the business [Abstract]
Ownership interest	44.20%
Algonquin [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests			16.47%	25.00%
Ownership interest		42.27%			25.00%	44.20%